Equity (Deficit)	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity [abstract]
Equity (Deficit)	EQUITY (DEFICIT)
A.    Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
For the twelve-months period ended December 31, 2023, Petróleos Mexicanos received Ps. 166,615,123 in Certificates of Contribution “A” from the Mexican Government.
For the twelve-months period ended December 31, 2022, Petróleos Mexicanos received Ps. 188,306,717 in Certificates of Contribution “A” from the Mexican Government.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during 2022	188,306,717
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	166,615,123
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2023 totaled Ps. 166,615,123 and were designated for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, for the strengthening of financial position and the rehabilitation plan of the National Refining System, as follows:

Date	Construction of the Olmeca Refinery	Strengthening of Fertilizers chain	Rehabilitation Plan of the refineries		Strengthening of financial position
January 19	—	600,000	—		—
January 30	—	600,000	—		—
February 23	6,000,000	—	—		—
March 16	—	—	10,500,000		—
July 26	—	—	—		64,970,000
August 10	5,534,500	—	—		—
September 13	—	—	—		6,766,000
September 15	6,000,000	—	—		—
September 15	—	1,700,000	—		—
October 24	—	—	—		55,944,623
December 18	8,000,000	—	—		—
Total	25,534,500	2,900,000	Ps.	10,500,000	Ps.	127,680,623
B.    Mexican Government contributions
During 2023, there were no Mexican Government contributions apart from Certificates of Contribution “A”.
During 2022, Petróleos Mexicanos received a grant from the FONADIN in the amount of Ps. 23,000,000 for the acquisition of the remaining 50.005% interest in DPRLP (see Note 12).
C.    Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
During 2023 and 2022, there were no changes to the legal reserve.
D.    Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the periods ended December 31, 2023 and 2022 PEMEX recognized net actuarial (losses) gains in other comprehensive income (loss) net of deferred income tax for Ps. (4,933,773) and Ps. 123,385,417, respectively, which included net of deferred income tax of Ps. 584,918 and Ps. (8,075,854), respectively, related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of an increase in the discount and return on plan assets rates from 9.39% as of December 31, 2022 to 9.42% as of December 31, 2023.
E.    Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.
F.    Uncertainty related to going concern
The consolidated financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.
Facts and conditions
PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fully fund its operations and capital expenditure programs, which have been partially supported by the Mexican Government's equity contributions. In addition, PEMEX´s working capital has deteriorated in recent years.

In 2022, 2023 and 2024, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by concerns around our operating performance, liquidity and the Mexican government’s ability and willingness to provide us with additional liquidity, as well the volatility of the crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiation that PEMEX may carry out during 2024. These conditions have negatively impacted PEMEX´s financial performance and also its liquidity position.
PEMEX recognized net income (loss) of Ps.8,151,664, Ps.99,998,470 and Ps.(294,775,877) in 2023, 2022 and 2021, respectively. In addition, as of December 31, 2023 and 2022, PEMEX had a negative equity of Ps. (1,652,978,810), and Ps. (1,768,822,225), respectively, mainly due to continuous net losses in prior years, and a negative working capital of Ps. 585,176,915 and Ps. 401,842,480, as of December 31, 2023 and 2022, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the Decreto de Presupuesto de Egresos de la Federación (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2024 authorized PEMEX to have a financial balance budget of Ps. 145,000,000, and conduct financing activities that do not represent a net debt in terms of public debt greater than Ps. 203,705,500 and other financing activities that do not represent net public debt. This financial balance does not consider the payment of principal during 2024, which PEMEX expects to cover with equity contributions from the Mexican Government. PEMEX has short-term debt principal maturities (including interest payable) of Ps.477,221,594 as of December 31, 2023.

The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.
Actions-
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity and let PEMEX pay its commitments:

The application of the tax credit decree to automotive fuels published in the Official Gazette of the Federation on March 4, 2022, is effective for 2023 and will remain in effect through 2024. This decree allows PEMEX to substantially recover from the Mexican Government the difference between the international reference price of gasoline and diesel and the price at which they trade in the domestic market, accounting for inflation.

In October 2023, the Mexican Government adjusted PEMEX’s tax regime and set its Profit-sharing Duty at 30.0% for 2024, a reduction of 10 percentage points from applicable rate in 2023 of 40.0%.
On February 13, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-sharing Duty and Hydrocarbons Extraction Duty for the months of October, November and December 2023 and January 2024. The suspension granted PEMEX a reduction in its tax burden of Ps.91,348,348 for the corresponding period in 2023 and Ps.20,646,242 in January 2024 (see Note 28-E).

The Mexican Government's Federal Budget for 2024 includes Ps.145,000,000 for PEMEX during 2024 to help improve its financial position. In addition, PEMEX has plans to raise funds from the markets in accordance with prevailing conditions and to refinance its debt.
Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities. PEMEX's ability to refinance its short-term debt depends on factors beyond its control.

The Revenue Law for 2024 also authorized PEMEX to incur a net additional indebtedness up to Ps. 203,705,500 (Ps.138,119,100 and U.S.$3,726,500), which is considered as public debt by the Mexican Government and may be used to partially cover its financial balance in 2024.

PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
On December 13, 2022, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2023-2027 (the “2023-2027 Business Plan”).

Prices of crude oil, natural gas and petroleum products showed a recovery in 2022 but decreased 20.00% in 2023. If international values for the Mexican oil price were higher than the average price of U.S.$56.7 per barrel, which was the reference price used to prepare our financial balance for 2024, this additional revenue would enable PEMEX to achieve its business plan objectives more quickly. Accordingly and taking into consideration price levels observed during the first quarter of 2024, PEMEX amended its budget with crude oil average price of U.S.$65.0 per barrel.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.
As a reference, PEMEX prepared its consolidated financial statements as of December 31, 2023 and 2022 on a going concern basis. There are certain conditions that have generated material uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.
G.    Non-controlling interest

PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”
As of December 31, 2023, 2022 and 2021 non-controlling interest represented (losses) gains of Ps. (116,639), Ps. (288,610) and Ps. 128,502, respectively, in PEMEX’s equity (deficit).